Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Mar. 31, 2017
Current assets
Cash and cash equivalents	$ 419,066	$ 419,676
Accounts receivable, net	66,737	81,688
Investment tax credits receivable	55,956	168,963
Other tax credits	116,974	117,658
Prepaid expenses	13,041	12,819
Total Current Assets	671,774	800,804
Investments	121,164	114,200
Property and equipment, net	19,157	23,758
Total Assets	812,095	1,064,610
Current liabilities
Accounts payable	23,748	20,451
Accrued liabilities	20,056	19,125
Deferred revenue	55,756	92,770
Total current liabiliities	99,560	132,346
Deferred rent	18,575	8,173
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at September 30, 2016 and March 31, 2016.
Special shares, no par value, non-voting, Unlimited authorized shares; issued and outstanding NIL shares at September 30, 2016 and March 31, 2016.
Common shares, no par value, Unlimited authorized shares; 157,809,851 shares issued and outstanding as at September 30, 2016 and 157,809,851 shares as at March 31, 2016.	$ 19,491,757	$ 19,484,482
Additional paid-in capital	2,961,848	2,960,789
Accumulated deficit	(21,366,064)	(21,213,270)
Accumulated other comprehensive income	(393,581)	(340,074)
Total shareholders' equity	693,960	891,927
Total liability and equity	$ 812,095	$ 1,064,610